Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	$ 72,953,379		$ 62,666,291
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	6,572,785		4,333,694
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	314,379		636,679
Total fixed-maturity securities, available-for-sale, Fair value	79,211,785		66,363,306
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	14,782	[1]	13,559	[1]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	180,398		220,752
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	24,091		1,119
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses			2,355
Total fixed-maturity securities, held-to-maturity, Fair value	204,489		219,516
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	0	[1]	0	[1]
Equity securities amortized cost	6,180		29,112
Equity securities fair value	6,226		29,112
Available for sale and held-to-maturity securities, Amortized cost or cost	73,139,957		62,887,043
Available for sale and held-to-maturity securities, gross unrealized gains	6,596,922		4,334,813
Available for sale and held-to-maturity securities, gross unrealized losses	314,379		639,034
Available for sale and held-to-maturity securities, fair value	79,422,500		66,582,822
Available for sale and held-to-maturity securities, OTTI in accumulated other comprehensive income	14,782	[1]	13,559	[1]
Common stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost	6,180
Equity securities gross unrealized gain	46
Equity securities gross unrealized losses	0
Equity securities fair value	6,226
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	45,725,053		39,446,124
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	4,067,245		2,700,886
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	294,841		470,158
Total fixed-maturity securities, available-for-sale, Fair value	49,497,457		41,676,852
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	2,579	[1]	1,429	[1]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	82		110
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	15		19
Total fixed-maturity securities, held-to-maturity, Fair value	97		129
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	0	[1]	0	[1]
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	33,637		44,687
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	11,745		12,291
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	153		105
Total fixed-maturity securities, available-for-sale, Fair value	45,229		56,873
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	11,719	[1]	11,480	[1]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	180,316		220,642
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	24,076		1,100
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses			2,355
Total fixed-maturity securities, held-to-maturity, Fair value	204,392		219,387
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	0	[1]	0	[1]
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	1,127,783		1,063,622
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	105,433		57,667
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	262		2,846
Total fixed-maturity securities, available-for-sale, Fair value	1,232,954		1,118,443
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	130,703		480,981
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	14,671		30,861
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	24		13
Total fixed-maturity securities, available-for-sale, Fair value	145,350		511,829
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	6,718,229		4,916,086
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	824,806		161,812
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,093		119,538
Total fixed-maturity securities, available-for-sale, Fair value	7,540,942		4,958,360
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	308,633		341,223
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	13,505		24,167
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	10,463		156
Total fixed-maturity securities, available-for-sale, Fair value	311,675		365,234
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	5,482,698		4,692,512
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	851,165		467,650
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	5,614		23,952
Total fixed-maturity securities, available-for-sale, Fair value	6,328,249		5,136,210
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	484	[1]	650	[1]
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	13,415,946		11,668,499
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	682,880		876,705
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	929		19,911
Total fixed-maturity securities, available-for-sale, Fair value	14,097,897		12,525,293
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	10,697		12,557
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,335		1,655
Total fixed-maturity securities, available-for-sale, Fair value	$ 12,032		$ 14,212

[1]	The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.